STATUTORY RESERVES (Details) (CNY)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
STATUTORY RESERVES
Required percentage of after tax profit transferred to general reserve fund	10.00%
Percentage of registered capital limit for transfer of after tax profit to general reserve fund	50.00%
Appropriation of after tax profit to general reserve fund	14,892,860	10,598,807